Contractual Maturities of Assets and Liabilities and Off-Balance Sheet Commitments - Summary of Remaining Contractual Maturity (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of assets and liabilities according to their remaining contractual maturities [Abstract]
Deposits eligible for early redemption without penalty	$ 29,966	$ 20,991